Document And Entity Information Document	6 Months Ended
Jun. 30, 2018 shares
Document And Entity Information
Entity Registrant Name	SCORPIO BULKERS INC.
Entity Central Index Key	0001587264
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	75,960,341
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018